JOHNSON CONTROLS, INC. SAVINGS AND INVESTMENT MASTER TRUST - Narrative (Details) - EBP 001 - $ / shares	Dec. 31, 2025	Dec. 31, 2024
EBP, Employer, Common Stock Fund
EBP, Master Trust [Line Items]
Number of shares held in investment	509,232	475,037
Unit value (in dollars per share)	$ 25.05	$ 16.61
EBP, Nonemployer, Common Stock Fund
EBP, Master Trust [Line Items]
Number of shares held in investment		21,624
Unit value (in dollars per share)		$ 4.19